Memorandum items - Commitments and contingencies (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contingent Liabilities And Contingent Commitments [Member]
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 304,195
Loan commitments
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	218,083	€ 207,671	€ 202,097
Financial Guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	11,723	14,499	17,244
Bank Sureties Granted [Member]
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	11,557	14,287	17,244
Credit derivatives sold
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	166	212
Other Commitments [Member]
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	74,389	64,917	57,055
Other Granted Guarantees [Member]
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	35,154	30,273	23,684
Other contingent commitments
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	39,235	34,644	33,371
Financial instruments credit-impaired
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		1,327	1,078
Financial instruments credit-impaired | Loan commitments
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	298	81	8
Financial instruments credit-impaired | Financial Guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	181	254	1,070
Financial instruments credit-impaired | Other Commitments [Member]
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	983	992
Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,462
Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5,324
Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	297,409
Provision for contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions		€ 617	€ 459
Provision for contingent liabilities and commitments | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Other provisions	265
Provision for contingent liabilities and commitments | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Other provisions	132
Provision for contingent liabilities and commitments | Financial instruments not credit-impaired [member] | Next 12 months
Disclosure of contingent liabilities [line items]
Other provisions	€ 382